Lease Liabilities (Details) - Schedule of Lease Liabilities at the End of the Reporting Period - Lease liabilities [Member]	6 Months Ended
	Jun. 30, 2023 MYR (RM)	Jun. 30, 2023 USD ($)	Dec. 31, 2022 MYR (RM)
Lease [Line Items]
Depreciation of right-of-use asset	RM 158,698	$ 33,998	RM 238,048
Interest expense on lease liabilities	14,629	3,134	24,768
Lease expense not capitalised in lease liabilities:
-expense relating to short-term lease	149,951	32,124	257,243
Total amount recognised in profit or loss	RM 323,278	$ 69,256	RM 520,059